Deferred income tax assets and liabilities (Gross movement on deferred income tax accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets and liabilities [abstract]
Beginning of the year	¥ (998,795)	¥ (1,429,752)	¥ (926,481)
Business combination (Note 40)	(2,322,513)	(58,929)	(1,007,147)
Disposal of subsidiaries (Note 6)	17,407	0	0
Credited to profit or loss (Note 33)	724,712	440,817	687,206
Charged to other comprehensive income	330,834	87,775	(198,525)
Currency translation differences	(18,234)	(38,706)	15,195
End of the year	¥ (2,266,589)	¥ (998,795)	¥ (1,429,752)